Related Parties - Additional Information (Details) $ / shares in Units, $ in Millions			6 Months Ended	12 Months Ended
	Jun. 08, 2022 $ / shares shares	May 21, 2021 USD ($)	Jun. 30, 2022 USD ($) TradingDay shares	Dec. 31, 2021 USD ($) TradingDay shares	Dec. 31, 2020 USD ($) shares	May 19, 2022 USD ($)	May 14, 2021 $ / shares
Related Party Transaction [Line Items]
Preferred stock, shares outstanding			0	0
Common stock, shares issued			43,368,270	2,972,409
Temporary equity, shares issued			0	19,517,988	58,948,067
Number of seats on the board of directors | TradingDay				7
May 2022 Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value | $						$ 5.2
NEA [Member]
Related Party Transaction [Line Items]
Common stock, shares issued			4,429,725	0
Number of seats on the board of directors | TradingDay			1
BlueRock [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Related Party Transaction [Line Items]
Research and development arrangement, expected costs | $		$ 10.0	$ 10.0
Research and development expense, term of agreement		3 years	3 years
Bayer [Member]
Related Party Transaction [Line Items]
Common stock, shares issued			5,878,488
Number of seats on the board of directors | TradingDay			1
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Compensation expense, excluding cost of good and service sold | $				$ 0.4	$ 0.4
Accrued bonuses | $				$ 0.2	$ 0.2
Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, shares issued				15,189,091	14,504,193
Common Class A [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, conversion of convertible debt	517,500
Share Price | $ / shares	$ 10
Series A Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Temporary equity, shares issued				35,199,610	35,199,610
Series A Redeemable Convertible Preferred Stock [Member] | NEA [Member]
Related Party Transaction [Line Items]
Temporary equity, shares issued			0	2,642,934
Series B Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Temporary equity, shares issued				64,534,933	23,748,457
Series B Redeemable Convertible Preferred Stock [Member] | NEA [Member]
Related Party Transaction [Line Items]
Temporary equity, shares issued			0	536,791
Series B Redeemable Convertible Preferred Stock [Member] | Bayer [Member]
Related Party Transaction [Line Items]
Temporary equity, shares issued				5,360,988
Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, conversion of convertible debt					5,485,858
NEA [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services				13,505,035	13,505,035
NEA [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services				2,742,931	2,742,931
EightVC [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services				9,052,387	9,052,387
EightVC [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services				1,662,398	1,662,398
Timothy Lu [Member] | Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services				158,950	158,950
Timothy Lu and Family [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services				8,100,000	8,100,000
BlueRock Therapeutics LP [Member] | Option Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction research term		3 years
BlueRock Therapeutics LP [Member] | Research and Development Arrangement [Member]
Related Party Transaction [Line Items]
Related party transaction , reimbursement of cost and expenses | $		$ 10.0
BlueRock Therapeutics LP [Member] | Research and Development Arrangement [Member] | Option Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party | $		$ 10.0
BlueRock [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services				27,393,924	9,131,308
Shares issued, price per share | $ / shares							$ 1.6427
Fair value of shares price per share | $ / shares							$ 2.03